Net Earnings per Share	12 Months Ended
Dec. 31, 2010
Net Earnings per Share
Net Earnings per Share

18. Net earnings per share

The following table sets forth the computation of basic and diluted earnings per ordinary share for the years ended December 31, 2008, 2009 and 2010:

	For the years ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Numerator:
Net profit	646,456,114	1,037,201,399	840,700,773
Numerator for basic earnings per share	646,456,114	1,037,201,399	840,700,773

Numerator for diluted earnings per share	646,456,114	1,037,201,399	840,700,773

Denominator:
Weighted-average number of ordinary shares outstanding, basic	280,987,729	252,138,828	250,232,543
Effect of dilutive share options	15,250,422	16,865,538	14,585,833

Weighted-average number of ordinary shares outstanding, diluted.	296,238,151	269,004,366	264,818,376

Basic earnings per ordinary share	2.30	4.11	3.36
Diluted earnings per ordinary share	2.18	3.86	3.17

For the years ended December 31, 2008, 2009 and 2010, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 2,789,243, 584,614 and 7,385,903, respectively.